Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net loss for the year	$ (39,995)	$ (35,355)
Adjustments to reconcile net loss to net cash provided by operating activities:
Amortization and depreciation	23,382	13,967
Stock-based compensation	49,163	22,896
Provision for uncollectible receivables related to merchant cash advances	2,606	1,028
Vesting of restricted shares	0	202
Unrealized foreign exchange gain	(1,604)	(969)
Changes in operating assets and liabilities:
Trade and other receivables	(13,037)	(2,356)
Merchant cash advances receivable	(37,811)	(12,924)
Other current assets	(3,706)	(2,604)
Accounts payable and accrued liabilities	15,428	19,813
Deferred revenue	10,960	7,699
Lease incentives	2,515	2,620
Net cash provided by operating activities	7,901	14,017
Cash flows from investing activities
Purchase of marketable securities	(1,129,263)	(369,208)
Maturity of marketable securities	642,073	139,872
Acquisitions of property and equipment	(20,043)	(23,773)
Acquisitions of intangible assets	(4,219)	(2,463)
Acquisition of businesses, net of cash acquired	(15,718)	(14,114)
Net cash used in investing activities	(527,170)	(269,686)
Cash flows from financing activities
Proceeds from the exercise of stock options	14,774	4,162
Proceeds from public offering, net of issuance costs	560,057	224,423
Net cash provided by financing activities	574,831	228,585
Effect of foreign exchange on cash and cash equivalents	2,102	1,027
Net increase (decrease) in cash and cash equivalents	57,664	(26,057)
Cash and cash equivalents – Beginning of Year	84,013	110,070
Cash and cash equivalents – End of Year	141,677	84,013
Non-cash investing activities:
Acquired property and equipment remaining unpaid	1,764	587
Capitalized stock-based compensation	$ 1,372	$ 649